Investment Securities (Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Investment Securities) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2020		Mar. 31, 2020
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	¥ 44,660,770		¥ 33,907,767
Available-for-sale debt securities, Gross unrealized gains	381,263		343,331
Available-for-sale debt securities, Gross unrealized losses	29,482		50,895
Available-for-sale debt securities, Fair value	45,012,551		34,200,203
Held-to-maturity debt securities, Amortized cost	3,930,246		4,165,781
Held-to-maturity debt securities, Gross unrealized gains	60,607		43,847
Held-to-maturity debt securities, Gross unrealized losses	18,798		31,734
Held-to-maturity debt securities, Fair value	3,972,055		4,177,894
Japanese National Government and Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	33,645,301		23,308,538
Available-for-sale debt securities, Gross unrealized gains	180,810		185,302
Available-for-sale debt securities, Gross unrealized losses	16,643		30,961
Available-for-sale debt securities, Fair value	33,809,468		23,462,879
Held-to-maturity debt securities, Amortized cost	1,100,508		1,100,574
Held-to-maturity debt securities, Gross unrealized gains	26,632		29,856
Held-to-maturity debt securities, Gross unrealized losses	0
Held-to-maturity debt securities, Fair value	1,127,140		1,130,430
Japanese Prefectural and Municipal Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	3,328,438		2,938,743
Available-for-sale debt securities, Gross unrealized gains	16,585		16,279
Available-for-sale debt securities, Gross unrealized losses	1,517		2,202
Available-for-sale debt securities, Fair value	3,343,506		2,952,820
Foreign Government and Official Institution Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	2,706,767		2,936,110
Available-for-sale debt securities, Gross unrealized gains	123,091		107,406
Available-for-sale debt securities, Gross unrealized losses	2,281		6,028
Available-for-sale debt securities, Fair value	2,827,577		3,037,488
Held-to-maturity debt securities, Amortized cost	133,970		151,555
Held-to-maturity debt securities, Gross unrealized gains	2,043		243
Held-to-maturity debt securities, Gross unrealized losses	0		689
Held-to-maturity debt securities, Fair value	136,013		151,109
Corporate Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,209,772		1,261,586
Available-for-sale debt securities, Gross unrealized gains	12,236		12,445
Available-for-sale debt securities, Gross unrealized losses	721		1,205
Available-for-sale debt securities, Fair value	1,221,287		1,272,826
Residential Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,375,478		1,460,641
Available-for-sale debt securities, Gross unrealized gains	11,216		3,083
Available-for-sale debt securities, Gross unrealized losses	1,100		4,331
Available-for-sale debt securities, Fair value	1,385,594		1,459,393
Held-to-maturity debt securities, Amortized cost	605,042		737,242
Held-to-maturity debt securities, Gross unrealized gains	25,670		10,478
Held-to-maturity debt securities, Gross unrealized losses	0	[1]	3,012	[2]
Held-to-maturity debt securities, Fair value	630,712		744,708
Residential Mortgage-backed Securities [Member] | MUAH [Member]
Investment Securities [Line Items]
Unrealized losses before taxes at the date of reclassification from Available-for-sale debt securities to Held-to-maturity debt securities remaining in Accumulated OCI	6,843		8,215
Commercial Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	417,732		379,234
Available-for-sale debt securities, Gross unrealized gains	26,960		6,110
Available-for-sale debt securities, Gross unrealized losses	1,391		3,089
Available-for-sale debt securities, Fair value	443,301		382,255
Held-to-maturity debt securities, Amortized cost	134,202		146,039
Held-to-maturity debt securities, Gross unrealized gains	6,108		2,993
Held-to-maturity debt securities, Gross unrealized losses	15	[1]	317	[2]
Held-to-maturity debt securities, Fair value	140,295		148,715
Commercial Mortgage-backed Securities [Member] | MUAH [Member]
Investment Securities [Line Items]
Unrealized losses before taxes at the date of reclassification from Available-for-sale debt securities to Held-to-maturity debt securities remaining in Accumulated OCI	2,593		3,178
Asset-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,262,027		1,461,083
Available-for-sale debt securities, Gross unrealized gains	7,218		9,516
Available-for-sale debt securities, Gross unrealized losses	4,503		1,123
Available-for-sale debt securities, Fair value	1,264,742		1,469,476
Held-to-maturity debt securities, Amortized cost	1,956,524		2,030,371
Held-to-maturity debt securities, Gross unrealized gains	154		277
Held-to-maturity debt securities, Gross unrealized losses	18,783		27,716
Held-to-maturity debt securities, Fair value	1,937,895		2,002,932
Other Debt Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	275,245		161,832	[3]
Available-for-sale debt securities, Gross unrealized gains	3,099		3,190	[3]
Available-for-sale debt securities, Gross unrealized losses	1,326		1,956	[3]
Available-for-sale debt securities, Fair value	277,018		163,066	[3]
Other Debt Securities [Member] | Private Placement Debt Conduit Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value			¥ 86,734
Commercial Paper [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	440,010
Available-for-sale debt securities, Gross unrealized gains	48
Available-for-sale debt securities, Gross unrealized losses	0
Available-for-sale debt securities, Fair value	¥ 440,058

[1]	MUFG Americas Holdings reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale debt securities to Held-to-maturity debt securities. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥6,843 million and ¥2,593 million, respectively, at September 30, 2020 and are not included in the table above.
[2]	MUFG Americas Holdings Corporation (“MUFG Americas Holdings” or “MUAH”) reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale debt securities to Held-to-maturity debt securities. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥8,215 million and ¥3,178 million, respectively, at March 31, 2020 and are not included in the table above.
[3]	Other debt securities in the table above mainly include ¥86,734 million of private placement debt conduit bonds.